NEWPOINT EQUITY FUND

                                   SEMI-ANNUAL REPORT
                                   MAY 31, 1998

                                   A Diversified Portfolio of Newpoint Funds, an Open-End, Management Investment
                                   Company


[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributors

       Cusip 651722209                   [LOGO]        NEWPOINT(R)
       G01234-01 (7/98)                                        F U N D S

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Newpoint Equity Fund for the six-month period from December 1, 1997, through May 31, 1998. The report begins with a brief commentary on the stock market from the fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

Newpoint Equity Fund invests in a diversified portfolio of high-quality stocks across the industrial spectrum. As you review the fund's list of holdings, you will recognize many of America's most prominent companies, including American Express, Compaq Computer, Disney, General Electric, Gillette, Home Depot, Intel, McDonald's, Microsoft, Nike, Pfizer, and Wal-Mart.

As the U.S. stock market continued its volatile advance during the reporting period, Newpoint Equity Fund produced a six-month total return of 10.03%, or 5.09% adjusted for the sales charge*. Contributing to the fund's total return was a 3.8% increase in share price, dividends totaling $0.01 per share and capital gains totaling $0.95 per share. At the end of the reporting period, the fund's total net assets reached $54 million.

Thank you for selecting Newpoint Equity Fund as a way to capture the long-term growth opportunities of U.S. stocks. We will continue to keep you up-to-date on your progress.

Sincerely,

/s/ EDWARD C. GONZALES
----------------------
President
July 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Through May 31, 1998, the Newpoint Equity Fund has under-performed the Standard & Poors 500,* 10.03% (5.09% after the sales charge) versus 12.41%. Newpoint's strongest sectors were Healthcare (21,4%) and Capital Goods Technology (21.4%) followed by Finance (18.1%). Our over-weighting in these sectors has benefited the performance of the fund. Unfortunately, the fund's performance was hampered by its under-weighting in Consumer Cyclical stocks. Since we feel this sector will continue to perform well, we have increased our weighting in this sector by adding Home Depot. Another sector that is under-weighted, but has good prospects is the Telecommunications sector. We feel the long distance market has the best growth potential and WorldCom has the best position in this market so we have increased our weighting in WorldCom. The Oil sector has been under pressure from reduced demand from Southeast Asia and increased supplies from Iraq. The price of oil has declined substantially during the first half of 1998, as has our weighting in this sector. We believe that the second half of 1998 should bring better industry fundamentals (higher oil prices) and our weighting to this sector will increase as the industry adjusts. We find the oil service industry the most interesting in this sector with Schlumberger our top choice.

We continue to expect a positive stock market environment driven by demographics, globalization, and technology. The U.S.'s baby boomers have moved into a savings phase of their life cycle while the developing world has a much younger population moving into a high consumption phase. Aging baby boomers have been good for the financial service industry while the younger demographics of the developing world has been positive for the global brand companies, such as Pepsi. Globalization has moved more of the world toward capitalism which opens markets and increases trade. Our global brand companies have benefited from this trend. Technology has increased the U.S.'s productivity and reduced inflationary pressures. The confluence of these three trends has reduced interest rates, increased productivity, and increased demand for U.S.'s products and services. We feel these are very long term trends.

* Standard & Poor's Daily Stock Price Index of 500 Common Stocks is an unmanaged index of common stocks in industry, transportation, financial and public utility companies. Investments cannot be made in an index.

Our over-weighted sectors are Finance, Healthcare, and Capital Goods Technology. We particularly favor those companies in these sectors that are beneficiaries of more than one of the trends that were discussed above. Our research is focused on finding companies that are positioned to benefit from these trends and buy them at a reasonable price. For example, American International Group benefits from selling policies to baby boomers which provides capital that is then used to finance increased penetration of developing countries' insurance markets. Pfizer is benefiting from increased demand from aging baby boomers while also benefiting from increased access to developing nations because of globalization. WorldCom is benefiting from increased demand for communications around the world because of globalization and from new technology that has lowered their costs such as Wave Division Multiplexing (the breaking of light into its colors to increase the carrying capacity of fiber optic lines.)

We feel the fund's present structure should provide the best opportunity for capital appreciation for the coming year.

/s/ WESLEY C. MEINERDING
------------------------
Wesley C. Meinerding
Vice President and Trust Officer
FirstMerit Bank N.A.

NEWPOINT EQUITY FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                                           VALUE
---------        ------------------------------------------------------------  -----------
COMMON STOCKS--95.3%
-----------------------------------------------------------------------------
                 BASIC MATERIALS--3.6%
                 ------------------------------------------------------------
   35,000        Monsanto Co.                                                  $ 1,938,125
                 ------------------------------------------------------------  -----------
                 CAPITAL GOODS--6.0%
                 ------------------------------------------------------------
   13,504        Boeing Co.                                                        643,128
                 ------------------------------------------------------------
   15,000        Diebold, Inc.                                                     438,750
                 ------------------------------------------------------------
   26,200        General Electric Co.                                            2,184,425
                 ------------------------------------------------------------  -----------
                 Total                                                           3,266,303
                 ------------------------------------------------------------  -----------
                 CAPITAL GOODS TECHNOLOGY--21.4%
                 ------------------------------------------------------------
   24,400   (a)  Cisco Systems, Inc.                                             1,845,250
                 ------------------------------------------------------------
   20,000   (a)  Compaq Computer Corp.                                             546,250
                 ------------------------------------------------------------
   22,500        Computer Associates International, Inc.                         1,181,250
                 ------------------------------------------------------------
   20,000        Hewlett-Packard Co.                                             1,242,500
                 ------------------------------------------------------------
   17,000        Intel Corp.                                                     1,214,438
                 ------------------------------------------------------------
   16,000        Lucent Technologies, Inc.                                       1,135,000
                 ------------------------------------------------------------
   19,000   (a)  Microsoft Corp.                                                 1,611,438
                 ------------------------------------------------------------
   18,400        Raytheon Co.                                                    1,006,250
                 ------------------------------------------------------------
   30,000   (a)  Sun Microsystems, Inc.                                          1,201,875
                 ------------------------------------------------------------
   20,000        Telefonaktiebolaget LM Ericsson, Class B, ADR                     557,500
                 ------------------------------------------------------------  -----------
                 Total                                                          11,541,751
                 ------------------------------------------------------------  -----------
                 COMMUNICATION SERVICES--2.0%
                 ------------------------------------------------------------
   15,000   (a)  Westell Technologies, Inc., Class A                               148,125
                 ------------------------------------------------------------
   20,000        WorldCom, Inc.                                                    910,000
                 ------------------------------------------------------------  -----------
                 Total                                                           1,058,125
                 ------------------------------------------------------------  -----------
                 CONSUMER CYCLICAL--6.9%
                 ------------------------------------------------------------
   20,000   (a)  CompUSA, Inc.                                                     315,000
                 ------------------------------------------------------------
   10,000        Home Depot, Inc.                                                  785,625
                 ------------------------------------------------------------
   10,000        Limited, Inc.                                                     332,500
                 ------------------------------------------------------------

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

 SHARES                                                                           VALUE
---------        ------------------------------------------------------------  -----------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------
                 CONSUMER CYCLICAL--CONTINUED
                 ------------------------------------------------------------
   15,000        Nike, Inc., Class B                                           $   690,000
                 ------------------------------------------------------------
   10,000        Sherwin-Williams Co.                                              332,500
                 ------------------------------------------------------------
   10,000        Stanley Works                                                     475,000
                 ------------------------------------------------------------
   14,000        Wal-Mart Stores, Inc.                                             772,625
                 ------------------------------------------------------------  -----------
                 Total                                                           3,703,250
                 ------------------------------------------------------------  -----------
                 CONSUMER STAPLES--9.7%
                 ------------------------------------------------------------
    4,000        Disney (Walt) Co.                                                 452,500
                 ------------------------------------------------------------
    8,000        Gillette Co.                                                      937,000
                 ------------------------------------------------------------
   10,000        McDonald's Corp.                                                  656,250
                 ------------------------------------------------------------
   20,000        PepsiCo, Inc.                                                     816,250
                 ------------------------------------------------------------
   20,000        Procter & Gamble Co.                                            1,678,750
                 ------------------------------------------------------------
   20,000   (a)  Safeway, Inc.                                                     728,750
                 ------------------------------------------------------------  -----------
                 Total                                                           5,269,500
                 ------------------------------------------------------------  -----------
                 ENERGY--4.3%
                 ------------------------------------------------------------
   16,800        Exxon Corp.                                                     1,184,400
                 ------------------------------------------------------------
   10,000        Halliburton Co.                                                   473,750
                 ------------------------------------------------------------
    5,000        Royal Dutch Petroleum Co., ADR                                    280,313
                 ------------------------------------------------------------
    5,000        Schlumberger Ltd.                                                 390,313
                 ------------------------------------------------------------  -----------
                 Total                                                           2,328,776
                 ------------------------------------------------------------  -----------
                 FINANCE--INSURANCE, BANKING & OTHER--18.1%
                 ------------------------------------------------------------
   10,000        Allstate Corp.                                                    941,250
                 ------------------------------------------------------------
   10,000        American Express Co.                                            1,026,250
                 ------------------------------------------------------------
   11,250        American International Group, Inc.                              1,392,891
                 ------------------------------------------------------------
   45,000        Capstone Capital Trust, Inc.                                    1,049,063
                 ------------------------------------------------------------
    5,000        Chase Manhattan Corp.                                             679,688
                 ------------------------------------------------------------
   20,000        National Golf Properties, Inc.                                    601,250
                 ------------------------------------------------------------
   14,000        NationsBank Corp.                                               1,060,500
                 ------------------------------------------------------------

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

 SHARES                                                                           VALUE
---------        ------------------------------------------------------------  -----------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------
                 FINANCE--INSURANCE, BANKING & OTHER--CONTINUED
                 ------------------------------------------------------------
   15,000        Progressive Corp., Ohio                                       $ 2,068,122
                 ------------------------------------------------------------
   16,000        Travelers Group, Inc.                                             976,000
                 ------------------------------------------------------------  -----------
                 Total                                                           9,795,014
                 ------------------------------------------------------------  -----------
                 HEALTHCARE--21.4%
                 ------------------------------------------------------------
   26,000   (a)  Boston Scientific Corp.                                         1,657,500
                 ------------------------------------------------------------
   10,000   (a)  Forest Laboratories, Inc., Class A                                330,000
                 ------------------------------------------------------------
   22,000        Lilly (Eli) & Co.                                               1,351,625
                 ------------------------------------------------------------
   22,000        Medtronic, Inc.                                                 1,223,750
                 ------------------------------------------------------------
   20,000        Pfizer, Inc.                                                    2,096,250
                 ------------------------------------------------------------
   31,500   (a)  Thermo Cardiosystems, Inc.                                        708,750
                 ------------------------------------------------------------
   66,000        Warner-Lambert Co.                                              4,211,625
                 ------------------------------------------------------------  -----------
                 Total                                                          11,579,500
                 ------------------------------------------------------------  -----------
                 TRANSPORTATION--1.9%
                 ------------------------------------------------------------
   16,000   (a)  FDX Corp.                                                       1,026,000
                 ------------------------------------------------------------  -----------
                 TOTAL COMMON STOCKS (IDENTIFIED COST $32,058,955)              51,506,344
                 ------------------------------------------------------------  -----------
MUTUAL FUNDS SHARES--4.5%
-----------------------------------------------------------------------------
2,453,840        Seven Seas Money Market Fund (AT AMORTIZED COST)                2,453,840
                 ------------------------------------------------------------  -----------
                 TOTAL INVESTMENTS (IDENTIFIED COST $34,512,795)(B)            $53,960,184
                 ------------------------------------------------------------  -----------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $34,512,795. The net unrealized appreciation of investments on a federal tax basis amounts to $19,447,389 which is comprised of $20,010,012 appreciation and $562,623 depreciation at May 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($54,066,893) at May 31, 1998.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
  $34,512,795)                                                           $53,960,184
---------------------------------------------------------------------
Income receivable                                                             49,676
---------------------------------------------------------------------
Receivable for investments sold                                               92,247
---------------------------------------------------------------------
Receivable for shares sold                                                     3,510
---------------------------------------------------------------------
Deferred organizational costs                                                  7,612
---------------------------------------------------------------------    -----------
     Total assets                                                         54,113,229
---------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------
Income distribution payable                                   $ 1,349
------------------------------------------------------------
Payable to Bank                                                 1,713
------------------------------------------------------------
Accrued expenses                                               43,274
------------------------------------------------------------  -------
     Total liabilities                                                        46,336
---------------------------------------------------------------------    -----------
Net Assets for 2,943,092 shares outstanding                              $54,066,893
---------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------
Paid in capital                                                          $33,351,728
---------------------------------------------------------------------
Net unrealized appreciation of investments                                19,447,389
---------------------------------------------------------------------
Accumulated net realized gain on investments                               1,272,173
---------------------------------------------------------------------
Distributions in excess of net investment income                              (4,397)
---------------------------------------------------------------------    -----------
     Total Net Assets                                                    $54,066,893
---------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
---------------------------------------------------------------------
Net Asset Value Per Share ($54,066,893 / 2,943,092 shares
  outstanding)                                                                $18.37
---------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $18.37)*                               $19.24
---------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------
Dividends                                                                $  245,320
----------------------------------------------------------------------
Interest                                                                     35,532
----------------------------------------------------------------------   ----------
     Total income                                                           280,852
----------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------
Investment advisory fee                                       $195,869
------------------------------------------------------------
Administrative personnel and services fee                       49,863
------------------------------------------------------------
Custodian fees                                                   2,867
------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses        17,574
------------------------------------------------------------
Directors'/Trustees' fees                                        3,645
------------------------------------------------------------
Auditing fees                                                    6,547
------------------------------------------------------------
Legal fees                                                       1,087
------------------------------------------------------------
Portfolio accounting fees                                       20,222
------------------------------------------------------------
Share registration costs                                         6,936
------------------------------------------------------------
Printing and postage                                             4,034
------------------------------------------------------------
Insurance premiums                                               1,451
------------------------------------------------------------
Miscellaneous                                                    2,047
------------------------------------------------------------  --------
     Total expenses                                            312,142
------------------------------------------------------------
Waiver--
------------------------------------------------------------
     Waiver of investment advisory fee                         (39,174)
------------------------------------------------------------  --------
          Net expenses                                                      272,968
----------------------------------------------------------------------   ----------
               Net investment income                                          7,884
----------------------------------------------------------------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------
Net realized gain on investments                                          1,272,163
----------------------------------------------------------------------
Net change in unrealized appreciation of investments                      3,700,597
----------------------------------------------------------------------   ----------
     Net realized and unrealized gain on investments                      4,972,760
----------------------------------------------------------------------   ----------
          Change in net assets resulting from operations                 $4,980,644
----------------------------------------------------------------------   ----------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)        YEAR ENDED
                                                             MAY 31, 1998    NOVEMBER 30, 1997
                                                             ------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                        $     7,884        $   108,704
---------------------------------------------------------
Net realized gain (loss) on investments ($1,272,163 and
$2,622,915 net gains, respectively, as computed for
federal tax purposes)                                          1,272,163          2,622,915
---------------------------------------------------------
Net change in unrealized appreciation                          3,700,597          6,465,113
---------------------------------------------------------    -----------     ---------------
     Change in net assets resulting from operations            4,980,644          9,196,732
---------------------------------------------------------    -----------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                         (21,971)          (104,440)
---------------------------------------------------------
Distributions from net realized gains                         (2,622,798)        (1,800,823)
---------------------------------------------------------    -----------     ---------------
     Change in net assets resulting from distributions to
     shareholders                                             (2,644,769)        (1,905,263)
---------------------------------------------------------    -----------     ---------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                   2,029,029          4,917,490
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                              2,623,547          1,806,165
---------------------------------------------------------
Cost of shares redeemed                                       (1,810,929)        (7,983,572)
---------------------------------------------------------    -----------     ---------------
     Change in net assets resulting from share
     transactions                                              2,841,647         (1,259,917)
---------------------------------------------------------    -----------     ---------------
          Change in net assets                                 5,177,522          6,031,552
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                           48,889,371         42,857,819
---------------------------------------------------------    -----------     ---------------
End of period (including undistributed net investment
income of $0 and $9,690, respectively)                       $54,066,893        $48,889,371
---------------------------------------------------------    -----------     ---------------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                     ENDED
                                                  (UNAUDITED)            YEAR ENDED NOVEMBER 30,
                                                    MAY 31,      ----------------------------------------
                                                      1998        1997        1996        1995    1994(A)
                                                      ----        ----        ----        ----    -------
NET ASSET VALUE, BEGINNING OF PERIOD                 $17.69      $15.14      $12.69      $ 9.78   $10.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
  Net investment income                                0.00(b)     0.04        0.07        0.10     0.05
------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                          1.64        3.19        2.61        2.91    (0.23)
------------------------------------------------  ---------      ------      ------      ------   -------
Total from investment operations                       1.64        3.23        2.68        3.01    (0.18)
------------------------------------------------  ---------      ------      ------      ------   -------
LESS DISTRIBUTIONS
------------------------------------------------
  Distributions from net investment income            (0.01)      (0.04)      (0.07)      (0.10)   (0.04)
------------------------------------------------
  Distributions from net realized gain on
  investments                                         (0.95)      (0.64)      (0.16)         --       --
------------------------------------------------  ---------      ------      ------      ------   -------
Total distributions                                   (0.96)      (0.68)      (0.23)      (0.10)   (0.04)
------------------------------------------------  ---------      ------      ------      ------   -------
NET ASSET VALUE, END OF PERIOD                       $18.37      $17.69      $15.14      $12.69   $ 9.78
------------------------------------------------  ---------      ------      ------      ------   -------
TOTAL RETURN (C)                                      10.03%      22.34%      21.38%      30.97%   (1.76%)
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
  Expenses                                             1.05%*      1.11%       1.13%       1.48%    1.00%*
------------------------------------------------
  Net investment income                                0.03%*      0.24%       0.51%       0.88%    2.36%*
------------------------------------------------
  Expense waiver/reimbursement (d)                     0.15%*      0.15%       0.37%       0.52%    1.72%*
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
  Net assets, end of period (000 omitted)           $54,067      $48,889     $42,858     $25,803  $11,614
------------------------------------------------
  Average commission rate paid (e)                  $0.0629      $0.0572     $0.0625      $  --     $  --
------------------------------------------------
  Portfolio turnover                                     19%         44%         49%         35%       0%
------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from September 13, 1994 (date of initial public investment) to November 30, 1994. For the period from August 30, 1994 (start of business) to September 12, 1994, the Fund had no investment activity.

(b) Less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve growth of capital and income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                            SIX MONTHS
                                                              ENDED          YEAR ENDED
                                                           MAY 31, 1998   NOVEMBER 30, 1997
---------------------------------------------------------  ------------   -----------------
Shares sold                                                  116,156           315,103
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                     163,656           125,636
---------------------------------------------------------
Shares redeemed                                              (99,985)         (509,143)
---------------------------------------------------------  -----------    --------------
  Net change resulting from share transactions               179,827           (68,404)
---------------------------------------------------------  -----------    --------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--FirstMerit Bank, N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by FAS. The Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

------------------------------------------------------------
PURCHASES                                                     $ 9,758,157
------------------------------------------------------------  -----------
SALES                                                         $11,111,909
------------------------------------------------------------  -----------

(6) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designated to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES                                        OFFICERS

John F. Donahue                       John F. Donahue
                                        Chairman
Thomas G. Bigley
                                      Edward C. Gonzales
John T. Conroy, Jr.                     President and Treasurer

William J. Copeland                   J. Christopher Donahue
                                        Executive Vice President
J. Christopher Donahue
                                      Richard B. Fisher
James E. Dowd, Esq.                     Vice President

Lawrence D. Ellis, M.D.               John W. McGonigle
                                        Executive Vice President and Secretary
Edward L. Flaherty, Jr., Esq.
                                      C. Christine Thomson
Edward C. Gonzales                      Vice President and Assistant Treasurer

Peter E. Madden                       C. Todd Gibson
                                        Assistant Secretary
John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts


The shares offered by the Fund are not deposits or obligations of FirstMerit Bank, N.A., or any bank, are not endorsed or guaranteed by FirstMerit Bank, N.A., or any bank, and are not obligations of, guaranteed by, or insured by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

                                     NEWPOINT GOVERNMENT
                                     MONEY MARKET FUND

                                     SEMI-ANNUAL REPORT
                                     MAY 31, 1998

                                     A Diversified Portfolio of Newpoint Funds, an Open-End, Management Investment
                                     Company


[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributor


       Cusip 651722100                   [LOGO]                  NEWPOINT(R)
       G00580-03 (7/98)                                           F U N D S

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Newpoint Government Money Market Fund for the six-month reporting period from December 1, 1997, through May 31, 1998. This report includes an investment review by the portfolio manager, a list of the fund's investments, and complete financial information.

During the reporting period, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.02 per share while maintaining a stable share value of $1.00.* The fund's total net assets reached $117.4 million on the last day of the reporting period.

Thank you for putting your ready cash to work on a daily basis through Newpoint Government Money Market Fund. We will continue to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ EDWARD C. GONZALES
----------------------
Edward C. Gonzales
President
July 15, 1998

* Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. Investments in money market funds are neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The Newpoint Government Money Market Fund had an average maturity of 37 days at the beginning of 1998 as concerns over hints that Federal Reserve Board (the "Fed") tightening would push up money market rates. The fund's duration was quickly increased in January to lock in the attractive rates. The fund's average maturity drifted downward through March until rates moved back up, once again, based on concerns over Fed tightening as a result of employment pressures and solid growth in the economy. The fund's duration was increased to around 70 days in April to take advantage of the higher rates.

As weak inflation continues and problems in Asia start to show in domestic economic growth, the prospects of a Fed tightening look even less likely. As the current assets mature in the fund, they will be reinvested in the most attractive part of the yield curve, maintaining a duration near the long end of the fund's 90-day limit. The fund has shifted to a tax-managed strategy. We are currently investing only in issues with interest exempt from state and local taxes. Investments will continue to be concentrated in agency discount paper.

We plan to continue to ladder issues in an attempt to maximize yield to shareholders, while providing regular opportunities for reinvestment. As always, we will monitor the interest rate environment closely and stand prepared to invest the Newpoint Government Money Market Fund to help optimize yield within the high quality standards of the fund.


/s/ JEFF DOERFLER
-----------------
Jeff Doerfler
Trust Officer & Portfolio Manager
FirstMerit Bank, N.A.

NEWPOINT GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           VALUE
-----------       ------------------------------------------------------------  ------------
U.S. GOVERNMENT AGENCIES--104.4%
------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK DISCOUNT NOTES--17.0%
                  ------------------------------------------------------------
$20,000,000  (a)  5.43%, 6/1/1998-7/8/1998                                      $ 19,944,912
                  ------------------------------------------------------------  ------------
                  FEDERAL FARM CREDIT BANK--17.0%
                  ------------------------------------------------------------
 20,000,000       5.50%-5.51%, 8/3/1998-9/1/1998                                  20,000,000
                  ------------------------------------------------------------  ------------
                  FEDERAL HOME LOAN BANK DISCOUNT NOTES--53.4%
                  ------------------------------------------------------------
 63,031,000  (a)  5.34%-5.53%, 6/1/1998-10/14/1998                                62,669,108
                  ------------------------------------------------------------  ------------
                  FEDERAL HOME LOAN BANK--8.5%
                  ------------------------------------------------------------
 10,000,000       5.625%, 10/8/1998                                               10,006,924
                  ------------------------------------------------------------  ------------
                  STUDENT LOAN MARKETING ASSOCIATION--8.5%
                  ------------------------------------------------------------
 10,000,000       5.72%, 11/20/1998                                               10,010,960
                  ------------------------------------------------------------  ------------
                  TOTAL U.S. GOVERNMENT AGENCIES                                 122,631,904
                  ------------------------------------------------------------  ------------
U.S. TREASURY--4.3%
------------------------------------------------------------------------------
  5,000,000       United States Treasury Notes, 6.25%, 6/30/1998                   5,002,409
                  ------------------------------------------------------------  ------------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                      $127,634,313
                  ------------------------------------------------------------  ------------

(a) Discount rate at time of purchase.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($117,437,420) at May 31, 1998.

(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                $127,634,313
-------------------------------------------------------------------------
Cash                                                                               6,006
-------------------------------------------------------------------------
Income receivable                                                                280,307
-------------------------------------------------------------------------   ------------
     Total assets                                                            127,920,626
-------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------
Payable for investments purchased                             $10,000,000
------------------------------------------------------------
Income distribution payable                                       483,206
------------------------------------------------------------  -----------
     Total liabilities                                                        10,483,206
-------------------------------------------------------------------------   ------------
Net Assets for 117,437,420 shares outstanding                               $117,437,420
-------------------------------------------------------------------------   ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------
$117,437,420 / 117,437,420 shares outstanding                                      $1.00
-------------------------------------------------------------------------   ------------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------
Interest                                                                  $3,292,290
-----------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------
Investment advisory fee                                       $ 299,175
------------------------------------------------------------
Administrative personnel and services fee                        89,752
------------------------------------------------------------
Custodian fees                                                    6,881
------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses         32,434
------------------------------------------------------------
Directors'/Trustees' fees                                         4,166
------------------------------------------------------------
Auditing fees                                                     6,542
------------------------------------------------------------
Legal fees                                                        1,097
------------------------------------------------------------
Portfolio accounting fees                                        20,723
------------------------------------------------------------
Share registration costs                                          6,445
------------------------------------------------------------
Printing and postage                                              4,560
------------------------------------------------------------
Insurance premiums                                                1,628
------------------------------------------------------------
Miscellaneous                                                     3,104
------------------------------------------------------------  ---------
     Total expenses                                             476,507
------------------------------------------------------------
Waiver--
------------------------------------------------------------
     Waiver of investment advisory fee                         (119,670)
------------------------------------------------------------  ---------
          Net expenses                                                       356,837
-----------------------------------------------------------------------   ----------
               Net investment income                                      $2,935,453
-----------------------------------------------------------------------   ----------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED          YEAR ENDED
                                                             (UNAUDITED)      NOVEMBER 30,
                                                             MAY 31, 1998         1997
                                                           ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                       $   2,935,453     $   4,796,842
---------------------------------------------------------  --------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                       (2,935,453)       (4,796,842)
---------------------------------------------------------  --------------      ------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                  120,534,480       300,466,050
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                               1,179,462         2,098,311
---------------------------------------------------------
Cost of shares redeemed                                      (127,441,821)     (264,629,137)
---------------------------------------------------------  --------------      ------------
     Change in net assets resulting from share
       transactions                                            (5,727,879)       37,935,224
---------------------------------------------------------  --------------      ------------
          Change in net assets                                 (5,727,879)       37,935,224
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                           123,165,299        85,230,075
---------------------------------------------------------  --------------      ------------
End of period                                               $ 117,437,420     $ 123,165,299
---------------------------------------------------------  --------------      ------------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                             ENDED                    YEAR ENDED NOVEMBER 30,
                                          (UNAUDITED)     -----------------------------------------------
                                          MAY 31, 1998    1997       1996       1995     1994(A)    1993
                                          ------------    ----       ----       ----     -------    ----
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00        $1.00      $1.00      $1.00     $1.00     $1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                       0.02         0.05       0.05       0.05      0.03      0.02
--------------------------------------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                     (0.02)       (0.05)     (0.05)     (0.05)    (0.03)    (0.02)
--------------------------------------    ---------       -----      -----      -----    ------     -----
NET ASSET VALUE, END OF PERIOD               $1.00        $1.00      $1.00      $1.00     $1.00     $1.00
--------------------------------------    ---------       -----      -----      -----    ------     -----
TOTAL RETURN (B)                              2.47%        4.93%      4.83%      5.24%     3.25%     2.47%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                    0.60%*       0.60%      0.63%      0.74%     0.77%     0.74%
--------------------------------------
  Net investment income                       4.91%*       4.84%      4.73%      5.12%     3.24%     2.44%
--------------------------------------
  Expense waiver/reimbursement (c)            0.20%*       0.20%      0.20%      0.20%     0.20%     0.20%
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
  Net assets, end of period (000
  omitted)                                $117,437        $123,165   $85,230    $99,674  $63,868    $48,897
--------------------------------------

* Computed on an annualized basis.

(a) As of February 4, 1994, Investment Shares were no longer offered and ceased to exist. Prior to that date, the Fund had offered two classes of shares known as Trust Shares and Investment Shares. The table above presents Trust Shares information for the period prior to November 30, 1994. For the year ended November 30, 1993, Investment Share net assets (000 omitted) were $10,315.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

NEWPOINT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1998, capital paid-in aggregated $117,437,420.

Transactions in shares were as follows:

                                                            SIX MONTHS
                                                              ENDED          YEAR ENDED
                                                           MAY 31, 1998   NOVEMBER 30, 1997
---------------------------------------------------------  ------------   -----------------
Shares sold                                                120,534,480       300,466,050
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                     1,179,462         2,098,311
---------------------------------------------------------
Shares redeemed                                            (127,441,821)    (264,629,137)
---------------------------------------------------------  -----------    ----------------
     Net change resulting from share transactions           (5,727,879)       37,935,224
---------------------------------------------------------  -----------    ----------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--FirstMerit Bank, N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information

NEWPOINT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designated to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES                                        OFFICERS

John F. Donahue                           John F. Donahue
                                            Chairman
Thomas G. Bigley
                                          Edward C. Gonzales
John T. Conroy, Jr.                         President and Treasurer

William J. Copeland                       J. Christopher Donahue
                                            Executive Vice President
J. Christopher Donahue
                                          Richard B. Fisher
James E. Dowd, Esq.                         Vice President

Lawrence D. Ellis, M.D.                   John W. McGonigle
                                            Executive Vice President and
Edward L. Flaherty, Jr., Esq.
                                          Secretary
Edward C. Gonzales                        C. Christine Thomson

Peter E. Madden                             Vice President and Assistant
                                          Treasurer
John E. Murray, Jr., J.D., S.J.D.
                                          C. Todd Gibson
Wesley W. Posvar                            Assistant Secretary

Marjorie P. Smuts


Mutual funds are not bank deposits or obligations of FirstMerit Bank, N.A., are not endorsed or guaranteed by FirstMerit Bank, N.A., or any bank, and are not obligations of, guaranteed by, or insured by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.